Note 17 - Regulatory Matters and Restrictions on Dividends	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Restrictions on Dividends, Loans and Advances [Text Block]
(17)	Regulatory Matters and Restrictions on Dividends

Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action. The final rules implementing Basel Committee on Banking Supervision's capital guidelines for U.S. Banks (Basel III rules) became effective for the Company on January 1, 2015 with full compliance with all of the requirements being phased in over a multi-year schedule, and fully phased in by January 1, 2019.

Under the Basel III rules, in order to avoid limitations on capital distributions, including dividend payments and certain discretionary bonus payments to executive officers, a banking organization must hold a capital conservation buffer composed of Common Equity Tier 1 Capital above its minimum risk-based capital requirements. The buffer is measured relative to risk weighted assets. Phase-in of the capital conservation buffer requirements began on January 1, 2016 and the requirements were fully phased in on January 1, 2019. The capital conservation buffer threshold for 2019 and 2020 was 2.5%. A banking organization with a buffer greater than 2.5% will not be subject to limits on capital distributions or discretionary bonus payments; however, a banking organization with a buffer of less than 2.5% will be subject to increasingly stringent limitations as the buffer approaches zero. The rule also prohibits a banking organization from making distributions or discretionary bonus payments during any quarter if its eligible retained income is negative in that quarter and its capital conservation buffer ratio was less than 2.5% at the beginning of the quarter. The eligible retained income of a banking organization is defined as its net income for the four calendar quarters preceding the current calendar quarter, based on the organization's quarterly regulatory reports, net of any distributions and associated tax effects not already reflected in net income. The minimum capital requirements plus the capital conservation buffer now exceed the prompt corrective action ("PCA") well-capitalized thresholds. PCA regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At December 31, 2019, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.

The Company's and Wilson Bank's actual capital amounts and ratios as of December 31, 2019 are presented in the following table:

	Actual		Regulatory Minimum Capital Requirement with Basel III Capital Conservation Buffer

	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2019
Total capital to risk weighted assets:
Consolidated	$360,645	15.0%	$253,215	10.5%
Wilson Bank	359,576	14.9	252,675	10.5
Tier 1 capital to risk weighted assets:
Consolidated	331,485	13.7	204,984	8.5
Wilson Bank	330,416	13.7	204,547	8.5
Common equity Tier 1 capital to risk weighted assets:
Consolidated	331,485	13.7	168,810	7.0
Wilson Bank	330,416	13.7	168,451	7.0
Tier 1 capital to average assets:
Consolidated	331,485	12.4	106,565	4.0
Wilson Bank	330,416	11.9	110,764	4.0

In 2018, the U.S. Congress passed, and the President signed into law, the Economic Growth, Regulatory Relief, and Consumer Protection Act of 2018 (the "Growth Act"). The Growth Act, among other things, requires the federal banking agencies to issue regulations allowing community bank organizations with total assets of less than $10.0 billion in assets and limited amounts of certain assets and off-balance sheet exposures to access a simpler capital regime focused on a bank's Tier 1 leverage capital levels rather than risk-based capital levels that are the focus of the capital rules issued under the Dodd-Frank Act implementing Basel III.

In October 2019, the federal banking agencies approved final rules under the Growth Act that exempt a qualifying community bank and its holding company that have Community Bank Leverage Ratios, calculated as Tier 1 capital over average total consolidated assets (the "Community Bank Leverage Ratio"), of greater than 9 percent from the risk-based capital requirements of the capital rules issued under the Dodd-Frank Act. A qualifying community banking organization and its holding company that have chosen the proposed framework are not required to calculate the existing risk-based and leverage capital requirements. Such a bank would also be considered to have met the capital ratio requirements to be well capitalized for the agencies' prompt corrective action rules provided it has a Community Bank Leverage Ratio greater than 9 percent. Tier 1 capital for purposes of calculating the Community Bank Leverage Ratio is defined as total equity less accumulated other comprehensive income, less goodwill, less all other intangible assets, less deferred tax assets that arise from net operating loss and tax carryforwards, net of any related valuation allowances. Institutions seeking to utilize the Community Bank Leverage Ratio must not have total off-balance sheet exposures equal to 25% or more of total consolidated assets. For purposes of this test, off-balance sheet exposures include, among other items, unused portions of commitments, securities lent or borrowed, credit enhancements and financial standby letters of credit. The federal regulators when establishing the Community Bank Leverage Ratio also established a grace period of two fiscal quarters during which a qualifying financial institution that temporarily failed to meet any of the qualifying criteria for use of the Community Bank Leverage Ratio would nonetheless be considered well capitalized so long as the institution maintained a Community Bank Leverage Ratio of greater than 7%.

Pursuant to the CARES Act the required Community Bank Leverage Ratio was lowered to 8% until the earlier of December 31, 2020 and 60 days following the end of the national emergency declared with respect to COVID-19. A banking organization that temporarily failed to meet this, or any other requirement necessary to qualify to utilize the Community Bank Leverage Ratio, would still be considered well capitalized so long as it maintained a Community Bank Leverage Ratio of at least 7%.

The Company opted to take advantage of this rule effective January 1, 2020. As a result, the capital conservation buffer applicable under the Basel III capital guidelines was not applicable to the Company or the Bank as of December 31, 2020.

Effective November 9, 2020, the federal banking regulatory agencies approved rules raising the Community Bank Leverage Ratio to 8.5% for 2021 and 9% thereafter. The regulatory agencies also modified the two-quarter grace period to require a Community Bank Leverage Ratio of 7.5% or greater in 2021 and 8% thereafter.

The Company and the Bank may subsequently opt out of utilizing the Community Bank Leverage Ratio and again calculate their capital ratios under those ratios that the Company and the Bank utilized prior to January 1, 2020.

Failure to meet statutorily mandated capital guidelines or more restrictive ratios separately established for a financial institution could subject a banking institution to a variety of enforcement remedies available to federal regulatory authorities, including issuance of a capital directive, the termination of deposit insurance by the FDIC, a prohibition on accepting or renewing brokered deposits, limitations on the rates of interest that the institution may pay on its deposits, and other restrictions on its business.

The Company's and Wilson Bank's Community Bank Leverage Ratio as of December 31, 2020 are presented in the following table:

			Regulatory Minimum Capital Requirement
	Actual		Community Bank Leverage Ratio
	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2020
Community Bank Leverage Ratio:
Consolidated	$368,150	11.2%	$230,993	7.0%
Wilson Bank	364,976	11.1	230,929	7.0